Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of prepayments and other current assets [Abstract]
Other receivable	$ 159,817		$ 239,148		$ 117,389
Prepaid tax			250,410
Prepaid for land use right	15,169,694	[1]	15,948,501	[1],[2]		[2]
Prepaid for property	11,856,920	[3]	12,323,842	[3],[4]		[4]
Deferred IPO cost					1,277,150
Total	27,186,431		28,761,901		1,394,539
Less: non-current portion	11,856,920		12,333,122
Prepayments and other current assets	$ 15,329,511		$ 16,428,779		$ 1,394,539

[1]	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($6.9 million) and RMB 60 million ($8.27 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds prepaid for land use right will be returned to the Company before December 31, 2023.
[2]	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.25 million) and RMB 60 million ($8.70 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds that were prepaid for land use right will be returned to the Company before December 31, 2023. The balance was reclassified from deposits to prepayments and other current assets. (see Note 8)
[3]	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($11.72 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%.
[4]	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($12.32 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%. The balance was reclassified from deposits to prepayments and other current assets. (see Note 8)